Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Bank fees	$ 11	$ 22	$ 43
Interest income	(375)	(297)	(562)
Loss (gain) from sale of marketable debt securities	13	526	80
Change in fair value of convertible note	(265)
Foreign currency (gains) losses	36	(36)	25
Financial income net	$ (580)	$ 215	$ (414)